UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549


                            FORM 13F

                      FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  March 31, 2002
Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Philadelphia Investment Management Company
Address:   1845 Walnut Street
           Suite 875
           Philadelphia, PA  19103

13F File Number:  801-26332

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      William M. Shettle
Title:     President
Phone:     215-569-0079
Signature, Place, and Date of Signing:

   William M. Shettle     Philadelphia, Pennsylvania   May 15, 2002


Report Type  (Check only one.):

[  X]        13F HOLDINGS REPORT.
[   ]        13F NOTICE.
[   ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   47

Form 13F Information Table Value Total:   $59552



List of Other Included Managers:

 No.    13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
PIMCO Short Term Fund, Cl. A   MFUND            693391211      103 10267.736SH       SOLE                10267.736
AOL Time Warner Inc.           COM              00184A105      848    35865 SH       SOLE                    35865
American Intl. Group           COM              026874107     1704    23623 SH       SOLE                    23623
Bank of America Corp.          COM              06605F102      237     3484 SH       SOLE                     3484
Bristol-Myers-Squibb           COM              110122108      293     7246 SH       SOLE                     7246
ChevronTexaco Corp.            COM              166764100     1452    16090 SH       SOLE                    16090
Citigroup, Inc.                COM              172967101     1277    25793 SH       SOLE                    25793
Colgate-Palmolive Co           COM              194162103      226     3950 SH       SOLE                     3950
Comerica Inc.                  COM              200340107     2029    32435 SH       SOLE                    32435
Convergys Corp.                COM              212485106     1210    40910 SH       SOLE                    40910
DuPont (E.I.)                  COM              263534109      506    10740 SH       SOLE                    10740
El Paso Corp.                  COM              28336L109     1818    41301 SH       SOLE                    41301
Electronic Data Systems        COM              285661104     1466    25280 SH       SOLE                    25280
Eli Lilly                      COM              532457108     1121    14713 SH       SOLE                    14713
Exxon Mobil Corporation        COM              30231G102     2016    45986 SH       SOLE                    45986
First Data Corp.               COM              319963104     1460    16730 SH       SOLE                    16730
FleetBoston Financial Corp.    COM              339030108     1779    50822 SH       SOLE                    50822
Gannett Co., Inc.              COM              364730101     1711    22480 SH       SOLE                    22480
General Electric               COM              369604103     1595    42587 SH       SOLE                    42587
Hewlett-Packard                COM              428236103      562    31300 SH       SOLE                    31300
Int'l Business Mach Corp       COM              459200101     1762    16943 SH       SOLE                    16943
J P Morgan Chase & Co.         COM              46625H100     1046    29340 SH       SOLE                    29340
Johnson & Johnson              COM              478160104     1669    25699 SH       SOLE                    25699
Kroger Co.                     COM              501044101      211     9500 SH       SOLE                     9500
Liberty Media Corp. 'A'        COM              530718105      734    58090 SH       SOLE                    58090
MGIC Investment Corp           COM              552848103     1688    24670 SH       SOLE                    24670
McGraw-Hill Cos.               COM              580645109     1675    24540 SH       SOLE                    24540
Mellon Financial Corp.         COM              58551A108     1919    49729 SH       SOLE                    49729
Merck & Co. Inc.               COM              589331107      294     5100 SH       SOLE                     5100
Minnesota Mining & Mfg.        COM              604059105     1712    14886 SH       SOLE                    14886
Oracle Corp.                   COM              68389X105      924    72160 SH       SOLE                    72160
PepsiCo Inc.                   COM              713448108     1751    33999 SH       SOLE                    33999
Pfizer Inc.                    COM              717081103     1698    42719 SH       SOLE                    42719
Pharmacia Corporation          COM              71713U102     1755    38926 SH       SOLE                    38926
Philip Morris Cos. Inc.        COM              718154107      248     4700 SH       SOLE                     4700
Pitney Bowes Inc.              COM              724479100     1843    43070 SH       SOLE                    43070
Praxair Inc.                   COM              74005P104     1644    27490 SH       SOLE                    27490
Proctor & Gamble               COM              742718109      414     4600 SH       SOLE                     4600
SBC Communications             COM              78387G103     1361    36357 SH       SOLE                    36357
Sun Microsystems               COM              866810104      492    55770 SH       SOLE                    55770
TJX Companies                  COM              872540109     1611    40260 SH       SOLE                    40260
United Technologies            COM              913017109     2011    27103 SH       SOLE                    27103
Washington Mutual              COM              939322103     1818    54879 SH       SOLE                    54879
Webster Financial              COM              947890109      214     5710 SH       SOLE                     5710
Williams Cos., Inc.            COM              969457100     2205    93590 SH       SOLE                    93590
WorldCom, Inc.-WorldCom Group  COM              98157D106      523    77580 SH       SOLE                    77580
Wyeth                          COM              983024100     2918    44446 SH       SOLE                    44446